Debt - Debt Maturing Within One Year (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term debt maturing within one year	$ 3,303	$ 2,477
Short-term notes payable	150	168
Total debt maturing within one year	$ 3,453	$ 2,645